Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants)	Convertible Loan Note Reserve	Merger Reserve	Other Reserve	Retained Earnings	Capital Redemption Reserve	Translation Reserve	Capital Reduction Reserve	Total
Balance at Dec. 31, 2016	$ 6,903	$ 8,943	$ 2,647	$ 271	$ 17,158		$ (46,171)	$ (29,726)		$ 2,771	$ 41,292	$ 4,088
Balance, shares at Dec. 31, 2016	94,393,401
Statement Line Items [Line Items]
Prior period adjustment				648	(374)			(274)
Opening Balance as at 1 January 2018 (Restated)	6,903	8,943	2,647	919	17,158		(46,171)	(30,000)		2,771	41,292	4,088
Issue of share capital	$ 84	1,464										1,548
Issue of share capital, shares	2,206,190
Convertible loan note interest					3,610			(3,610)
Share based payment (warrants)		(726)		237	375							(114)
Convertible Loan Note Conversion	$ 1,154	20,877			(21,188)					(844)
Convertible Loan Note Conversion, shares	28,455,214
Share based payment (options)			1,324									1,324
Share based payment (warrants)				308								308
Convertible loan note - equity component					419			(419)
Option forfeited in the year			(758)									(758)
Options cancelled in the year								(142)				(142)
Total transactions with owners	$ 1,238	21,616	566	545	(16,784)			(4,171)		(844)		2,166
Total transactions with owners, shares	30,661,404
Comprehensive income
Loss for the period								(8,593)				(8,593)
Translation										61		61
Total comprehensive income								(8,593)		61		(8,532)
Balance at Dec. 31, 2017	$ 8,141	30,559	3,213	1,464			(46,171)	(42,764)		1,988	41,292	(2,278)
Balance, shares at Dec. 31, 2017	125,054,805
Statement Line Items [Line Items]
Issue of share capital	$ 451	9,556										10,007
Issue of share capital, shares	11,409,013
Convertible loan note interest	$ 1	22						(23)
Share based payment (options)			641									641
Share based payment (warrants)		(305)		410								105
Total transactions with owners	$ 452	9,273	641	410				(23)				10,752
Total transactions with owners, shares	190,698
Comprehensive income
Loss for the period								(7,934)				(7,934)
Translation										(21)		(21)
Total comprehensive income								(7,934)		(21)		(7,955)
Balance at Dec. 31, 2018	$ 8,592	39,832	3,854	1,874			(46,171)	(50,721)		1,967	41,292	519
Balance, shares at Dec. 31, 2018	136,463,818
Statement Line Items [Line Items]
Issue of share capital	$ 7	99										106
Issue of share capital, shares	190,698
Convertible loan note issued					1,850							1,850
Convertible loan note interest					52							52
Share based payment (options)			1,309									1,309
Share based payment (warrants)				545	(545)
Total transactions with owners	$ 7	99	1,309	545	1,357							3,317
Total transactions with owners, shares	190,698
Comprehensive income
Loss for the period								(9,323)				(9,323)
Translation										(27)		(27)
Total comprehensive income								(9,323)		(27)		(9,350)
Balance at Dec. 31, 2019	$ 8,599	$ 39,931	$ 5,163	$ 2,419	$ 1,357		$ (46,171)	$ (60,044)		$ 1,940	$ 41,292	$ (5,514)
Balance, shares at Dec. 31, 2019	136,654,516